Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and Cash Equivalents
Current accounts	$ 220,089	$ 191,773
Time deposits (with original maturities of three months or less)	121,925	189,925
Ship management client accounts	580	2,394
Total cash and cash equivalents	$ 342,594	$ 384,092	$ 227,024	$ 302,988